Commitments and contingencies: Investment commitments (Details) $ in Thousands	Dec. 31, 2023 MXN ($)
Commitments and contingencies
Contractual capital commitments	$ 29,571,010
2024
Commitments and contingencies
Contractual capital commitments	3,708,423
2025
Commitments and contingencies
Contractual capital commitments	6,467,609
2026
Commitments and contingencies
Contractual capital commitments	7,350,950
2027
Commitments and contingencies
Contractual capital commitments	5,244,122
2027
Commitments and contingencies
Contractual capital commitments	$ 6,799,906